LOANS RECEIVABLE FROM AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of Loan Receivable Interest Income and Foreign Exchange Impact
The Company's Consolidated statement of income reflects the related interest income and foreign exchange impact on this loan receivable which were fully offset upon consolidation with corresponding amounts included in TC Energy’s proportionate share of Sur de Texas equity earnings as follows:

year ended December 31				Affected line item in the Consolidated statement of income
(millions of Canadian $)	2020	2019	2018

Interest income[1]	110	147	120	Interest income and other
Interest expense[2]	(110)	(147)	(120)	Income from equity investments
Foreign exchange (losses)/ gains[1]	(86)	53	(5)	Interest income and other
Foreign exchange gains /(losses)[1]	86	(53)	5	Income from equity investments
1Included in the Corporate segment.
2Included in the Mexico Natural Gas Pipelines segment.